                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07567
                 ----------------------------------------------

                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST
 ------------------------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

                               One Lincoln Street
                                    4th Floor
                                Boston, MA 02111
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)                     Copy to:

  Julie Tedesco, Vice President and Counsel             Philip H. Newman, Esq.
     State Street Bank and Trust Company                 Goodwin Procter LLP
        One Federal Street, 9th Floor                       Exchange Place
         Boston, Massachusetts 02110                 Boston, Massachusetts 02109



Registrant's telephone number, including area code:  (617) 662-3968


Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2004

ITEM 1:  REPORTS TO SHAREHOLDERS.

            STATE STREET NAVIGATOR
            SECURITIES LENDING PRIME PORTFOLIO
            SEMI-ANNUAL REPORT
            JUNE 30, 2004

STATE STREET BANK TRUST AND COMPANY
STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
AS OF JUNE 30, 2003

MANAGEMENT DISCUSSION AND ANALYSIS

The State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio") is a Rule 2a-7 money market fund. The Prime Portfolio's balances are derived from the cash collateral received from securities lending. The Prime Portfolio has been managed consistently with the objectives of providing liquidity and preserving capital while investing in high-quality instruments and offering competitive returns.

For the first quarter of 2004, the recovery that had begun mid-third quarter of the previous year remained on track - with the exception of the labor market. During the first quarter of 2004, each release of the non-farm payroll figure came in below consensus estimates, with the data of the previous months revised lower. Following March's disappointing report (which highlighted February's employment situation), many market observers pushed back their expectations that the Federal Reserve would not act until later in the year, possibly not until 2005. The consensus continued to believe that the impetus for the Fed to change its policy stance would not occur until both inflation and employment picked up.

Following the release of employment data at the beginning of April, the market's expectation changed. Not only had non-farm payrolls posted a surprising gain and surpassed consensus estimates, but the upward revisions to January and February's data translated into first quarter job growth averaging 171,000 a month. This long-awaited favorable employment news led the market to anticipate that the benchmark rate would be tightened, possibly as early as the end of the second quarter.

Also in April, Fed officials commented on inflation. Dallas Fed President Robert McTeer articulated his unease after both the headline and core figures of the consumer price index came in greater than had been expected. McTeer also commented that he believed the Federal funds rate could be slightly higher and still be accommodative. In his remarks to the Joint Economic Committee, Chairman Alan Greenspan remained unconcerned about inflation, stating, "As yet, the protracted period of monetary accommodation has not fostered an environment in which broad-based inflation pressures appear to be building." This led some Fed watchers to believe that the Fed did not need to be hasty in raising rates.

During May, the attention of the marketplace focused on the possible timing and degree of hikes in the overnight benchmark rate by the Fed. Prior to the Federal Open Market Committee (FOMC) meeting on May 4th, debate also surrounded the likelihood of the Fed keeping the word "patient" in its statement in describing its approach to policy. Following the release of the May statement, "patient" was dropped and replaced with "measured," leaving some to argue that the Fed merely diluted the meaning of "patient." (As expected, the Federal funds target rate remained unchanged at 1.00%.) Despite criticism from some prominent individuals - including Warren Buffett and Bill Gross, the well-respected bond manager - that the Fed should have already raised rates, the change in language at the May meeting caused many market observers to believe that the first Fed move would not occur until the August/September timeframe.

This latter opinion changed following the release of April's employment figures (which occurred in May). With April's reading of non-farm payroll growth exceeding consensus estimates and upward revisions to both February and March figures, the labor market appeared to be substantially improving. Job creation for 2004 averaged 217,000 per month, with April's reading being the eighth consecutive month of job growth. This positive news caused many market participants to expect a Fed tightening as soon as the June meeting. The Federal funds futures market quickly priced in the change in market sentiment, going from a 50% probability of a June rate hike to over a 90% probability.

In June, the primary focus for market observers was the much anticipated two-day FOMC meeting at the end of the month. While an increase of 25 basis points (bps) in the Federal funds rate had been widely expected, the reason for the anticipation was the risk assessment statement. The Fed did not disappoint the markets. It tightened its benchmark rate to 1.25% and maintained its "measured" accommodative stance. However, Fed policy-makers did state that any "changes in economic prospects" would induce them to move away from their "measured" accommodative approach. They also addressed recent inflation levels by communicating that a part of the recent increase in inflation was due to temporary factors. This latter comment echoed similar comments given by Fed officials throughout the month. Following the release of the statement, some of the certainty of a 25 bp rate hike at the August FOMC meeting had been removed, as evidenced in the Federal funds futures market.

Strategy

During the first quarter of 2004, given the continued tepid employment growth and rhetoric from Fed officials concerning the ability of the Fed to remain accommodative, State Street market observers believed that the FOMC would tighten policy later than had been expected by the market. Securities were purchased when there was a back-up in rates, allowing durations to be extended at a time when the market still had been pricing in 50 bps-100 bps of tightening in the second half of 2004. When the yield curve flattened, these purchases added significant value to the program. Further, purchases were limited beyond 2004 due to greater uncertainty as to the potential rate environment.

During the second quarter of 2004, with the U.S. recovery appearing to be increasingly sustainable and market observers believing that the Fed would be in play earlier than had been previously thought, State Street took advantage of this by buying when rates backed up. However, with diverging opinions of when the Fed would act and the magnitude of its actions, purchases continued to be concentrated around those securities that would mature before year end.

By the end of the second quarter of 2004, to better position the program for imminent rate hikes by the Fed throughout the remainder of 2004, liquidity was increased and durations shortened. This allowed the State Street to take advantage of the further steepening of the yield curve and to enable the Prime Portfolio to recover more quickly from the rate hikes.

Comparing U.S. dollar LIBOR on December 31, 2003 to the close on June 30, 2003, the curve steepened significantly. The three-, six-, nine- and twelve-month nodes increased by 46 bps, 72 bps, 88 bps, and 101 bps, respectively.

There has been no material change in the type of investments purchased by the Prime Portfolio during the past calendar year.

The Prime Portfolio will continue to be managed to meet the objectives of offering competitive returns, adequate liquidity, and a stable net asset value.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)

NAME OF ISSUER                                             INTEREST     MATURITY             PRINCIPAL            AMORTIZED
AND TITLE OF ISSUE                                           RATE         DATE                AMOUNT                COST+
------------------                                           ----         ----                ------                -----
   COMMERCIAL PAPER -- 10.27%
   ABCP CREDIT ARBITRAGE -- 1.46%
     Giro Funding Corp.                                     1.300%     08/10/2004          $ 200,000,000       $  199,711,111
     Grampian Funding Ltd                                   1.090%     07/08/2004             86,000,000           85,981,773
     Grampian Funding Ltd                                   1.100%     07/09/2004             87,000,000           86,978,733
     Grampian Funding Ltd                                   1.335%     08/13/2004            110,000,000          109,824,596
     Grampian Funding Ltd                                   1.080%     08/17/2004            102,000,000          101,856,180
     Grampian Funding Ltd                                   1.070%     09/03/2004            100,000,000           99,809,778
     Grampian Funding Ltd                                   1.070%     09/14/2004            100,000,000           99,777,083
                                                                                                               --------------
                                                                                                                  783,939,254
                                                                                                               --------------

   ABCP LOAN-BACKED -- 0.83%
     Atlantis One Funding Corp.                             1.090%     07/15/2004            109,734,000          109,687,485
     Atlantis One Funding Corp.                             1.120%     08/20/2004            100,625,000          100,468,472
     Atlantis One Funding Corp.                             1.075%     09/14/2004            100,000,000           99,776,042
     Bills Securitization                                   1.120%     08/06/2004             52,000,000           51,941,760
     Bills Securitization                                   1.090%     08/13/2004             80,000,000           79,895,844
                                                                                                               --------------
                                                                                                                  441,769,603
                                                                                                               --------------

   ABCP RECEIVABLES AND SECURITIES -- 2.85%
     Amstel Funding Corp.                                   1.130%     08/04/2004            504,328,000          503,789,770
     Amstel Funding Corp.                                   1.070%     09/28/2004            286,466,000          285,708,218
     CRC Funding LLC                                        1.320%     08/11/2004            100,000,000           99,849,667
     Edison Asset Securitization LLC                        1.090%     07/06/2004            150,000,000          149,977,292
     Edison Asset Securitization LLC                        1.080%     08/02/2004            286,000,000          285,725,440
     Edison Asset Securitization LLC                        1.110%     08/02/2004            200,000,000          199,802,666
                                                                                                               --------------
                                                                                                                1,524,853,053
                                                                                                               --------------

   ABCP SINGLE SELLER -- 1.03%
     MBNA Credit Card                                       1.360%     08/11/2004            125,000,000          124,806,389
     New Center Asset Trust                                 1.330%     08/11/2004            190,000,000          189,712,203
     New Center Asset Trust                                 1.480%     09/14/2004            150,000,000          149,537,500
     Park Granada LLC                                       1.300%     07/30/2004             85,000,000           84,910,986
                                                                                                               --------------
                                                                                                                  548,967,078
                                                                                                               --------------

   BANK DOMESTIC -- 0.93%
     Bank of America Corp.                                  1.060%     07/06/2004            500,000,000          499,926,389
                                                                                                               --------------
   BANK FOREIGN -- 1.93%
     Alliance & Leicester Plc                               1.085%     07/22/2004            195,000,000          194,876,581
     Alliance & Leicester Plc                               1.110%     08/03/2004             50,000,000           49,949,125
     Bank of Ireland                                        1.105%     12/30/2004            100,000,000           99,441,361
     Den Danske Bank                                        1.260%     07/12/2004            100,000,000           99,961,500
     Den Danske Bank                                        1.105%     08/06/2004             42,000,000           41,953,590
     Den Danske Bank                                        1.150%     09/15/2004            250,000,000          249,393,056
     Den Danske Bank                                        1.165%     10/25/2004             75,000,000           74,718,458
     Swedbank, Inc.                                         1.100%     12/16/2004            100,000,000           99,486,667
     Swedbank, Inc.                                         1.110%     12/20/2004            125,000,000          124,337,083
                                                                                                               --------------
                                                                                                                1,034,117,421
                                                                                                               --------------

   FINANCE NON-CAPTIVE DIVERSIFIED -- 1.16%
     General Electric Capital Corp.                         1.330%     08/10/2004            250,000,000          249,630,556
     General Electric Capital Corp.                         1.110%     09/07/2004            250,000,000          249,475,833
     General Electric Capital Corp.                         1.500%     09/10/2004            125,000,000          124,630,208
                                                                                                               --------------
                                                                                                                  623,736,597
                                                                                                               --------------

   FOOD -- 0.08%
     Nestle Capital Corp.                                   1.340%     09/13/2004             45,000,000           44,876,050
                                                                                                               --------------
   TOTAL COMMERCIAL PAPER                                                                                       5,502,185,445
                                                                                                               --------------

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)

NAME OF ISSUER                                            INTEREST     MATURITY             PRINCIPAL           AMORTIZED
AND TITLE OF ISSUE                                          RATE         DATE                AMOUNT               COST+
------------------                                          ----         ----                ------               -----
CERTIFICATES OF DEPOSIT -- 4.83%
BANK DOMESTIC -- 4.83%
   American Express Centurion Bank                         1.300%     08/06/2004          $ 200,000,000      $  200,000,000
   Bank of New York (a)                                    1.164%     07/15/2004            325,000,000         324,993,889
   Bank of New York (a)                                    1.300%     09/07/2004            100,000,000         100,001,186
   Bank of New York                                        1.385%     10/29/2004            200,000,000         199,990,143
   Bank One NA                                             1.335%     12/20/2004            200,000,000         199,982,328
   Chase Manhattan USA (a)                                 1.090%     07/06/2004            400,000,000         400,000,000
   Chase Manhattan USA (a)                                 1.260%     07/28/2004            400,000,000         400,000,000
   Chase Manhattan USA (a)                                 1.290%     07/30/2004            500,000,000         500,000,000
   Southtrust Bank                                         1.090%     08/17/2004             50,000,000          50,000,000
   Southtrust Bank                                         1.080%     09/07/2004             55,000,000          55,000,000
   Southtrust Bank (a)                                     1.440%     09/15/2004            100,000,000          99,986,145
   Suntrust Bank (a)                                       1.210%     07/01/2004             55,000,000          55,003,500
                                                                                                             --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                                 2,584,957,191
                                                                                                             --------------
YANKEE CERTIFICATE OF DEPOSIT -- 27.36%
BANK FOREIGN -- 27.36%
   Abbey National Treasury Services                        1.220%     11/15/2004            450,000,000         450,000,000
   ABN AMRO Bank (a)                                       1.216%     07/26/2004             50,000,000          49,994,608
   ABN AMRO Bank (a)                                       1.248%     07/29/2004            300,000,000         299,983,306
   ABN AMRO Bank (a)                                       1.268%     07/30/2004             75,000,000          74,995,203
   ABN AMRO Bank (a)                                       1.270%     07/30/2004             47,650,000          47,647,961
   ABN AMRO Bank                                           1.220%     09/13/2004            165,000,000         165,009,987
   ABN AMRO Bank                                           1.400%     10/21/2004             25,000,000          24,995,206
   ABN AMRO Bank                                           1.370%     10/29/2004             62,500,000          62,519,985
   Bank of Montreal (a)                                    1.245%     07/29/2004             75,000,000          74,989,072
   Bank of Montreal                                        1.388%     09/07/2004            100,000,000         100,039,698
   Bank of Nova Scotia (a)                                 1.054%     07/02/2004             72,000,000          71,997,243
   Bank of Nova Scotia (a)                                 1.193%     07/16/2004             50,000,000          49,995,977
   Bank of Nova Scotia (a)                                 1.270%     07/26/2004            175,000,000         175,001,350
   Bank of Nova Scotia (a)                                 1.260%     07/27/2004            100,000,000          99,996,398
   Bank of Nova Scotia                                     1.180%     08/13/2004            100,000,000          99,998,820
   Barclays Bank Plc (a)                                   1.055%     07/06/2004             40,000,000          39,996,581
   Barclays Bank Plc (a)                                   1.070%     07/07/2004             25,000,000          24,998,822
   Barclays Bank Plc (a)                                   1.090%     07/08/2004              6,400,000           6,399,296
   BNP Paribas                                             1.085%     07/06/2004            250,000,000         250,000,000
   BNP Paribas (a)                                         1.168%     07/16/2004            200,000,000         199,943,766
   BNP Paribas                                             1.080%     07/28/2004            200,000,000         200,000,000
   BNP Paribas                                             1.360%     09/08/2004            100,000,000         100,035,097
   BNP Paribas                                             1.135%     12/20/2004            100,000,000         100,000,000
   Canadian Imperial Bank of Commerce (a)                  1.049%     07/02/2004            300,000,000         299,988,205
   Canadian Imperial Bank of Commerce (a)                  1.126%     07/08/2004             75,000,000          75,001,684
   Canadian Imperial Bank of Commerce (a)                  1.215%     07/20/2004            400,000,000         399,981,803
   Canadian Imperial Bank of Commerce (a)                  1.100%     07/22/2004             69,000,000          69,002,761
   Canadian Imperial Bank of Commerce                      1.230%     10/07/2004             65,000,000          64,998,253
   Canadian Imperial Bank of Commerce                      1.220%     10/13/2004            110,000,000         110,000,000
   Credit Agricole Indosuez NY                             1.310%     08/16/2004            500,000,000         500,000,000
   Credit Agricole Indosuez NY                             1.125%     09/30/2004            100,000,000         100,013,665
   Den Danske Bank (a)                                     1.080%     07/06/2004            100,000,000          99,998,128
   Den Danske Bank (a)                                     1.100%     07/09/2004             80,000,000          79,992,892
   Den Danske Bank (a)                                     1.141%     07/14/2004            100,000,000          99,998,723
   Den Danske Bank (a)                                     1.169%     07/15/2004            100,000,000          99,996,885
   Den Danske Bank (a)                                     1.209%     07/19/2004            100,000,000          99,995,545
   Den Danske Bank (a)                                     1.210%     07/20/2004            200,000,000         199,984,144
   Deutsche Bank (a)                                       1.110%     07/09/2004            200,000,000         200,000,000

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)

NAME OF ISSUER                                                   INTEREST     MATURITY             PRINCIPAL            AMORTIZED
AND TITLE OF ISSUE                                                 RATE         DATE                 AMOUNT               COST+
------------------                                                 ----         ----                 ------               -----
YANKEE CERTIFICATE OF DEPOSIT -- (CONTINUED)
     BANK FOREIGN -- (CONTINUED)
        Deutsche Bank                                             1.250%     10/26/2004          $ 240,000,000        $ 240,000,000
        Dexia Bank New York (a)                                   1.045%     07/06/2004            280,000,000          279,964,174
        Dexia Bank New York                                       1.265%     07/26/2004            300,000,000          300,001,032
        Dexia Bank New York                                       1.335%     12/20/2004            200,000,000          199,976,439
        Fortis Bank                                               1.150%     10/15/2004            350,000,000          350,000,000
        Fortis Bank                                               1.095%     12/01/2004            200,000,000          199,978,910
        Fortis Bank                                               1.110%     12/30/2004            300,000,000          300,000,000
        Halifax Bank of Scotland (a)                              1.141%     07/13/2004             70,000,000           69,999,167
        Halifax Bank of Scotland (a)                              1.210%     07/20/2004            150,000,000          149,993,130
        Halifax Bank of Scotland (a)                              1.270%     07/30/2004            150,000,000          149,997,514
        Lloyds Bank Plc                                           1.090%     11/10/2004            100,000,000          100,003,642
        Lloyds Bank Plc                                           1.410%     12/10/2004             25,000,000           25,010,948
        Rabobank Nederland NY                                     1.310%     08/06/2004            130,000,000          129,998,717
        Rabobank Nederland NY                                     1.315%     08/06/2004             75,000,000           74,999,260
        Rabobank Nederland NY                                     1.370%     08/27/2004            175,000,000          174,997,166
        Rabobank Nederland NY                                     1.375%     09/07/2004            315,000,000          314,994,133
        Rabobank Nederland NY                                     1.255%     09/13/2004            200,000,000          200,026,305
        Rabobank Nederland NY                                     1.325%     12/31/2004            200,000,000          199,994,984
        Royal Bank of Canada (a)                                  1.040%     07/01/2004             50,000,000           49,998,108
        Royal Bank of Canada (a)                                  1.055%     07/06/2004             50,000,000           49,999,113
        Royal Bank of Canada (a)                                  1.090%     07/09/2004            150,000,000          149,994,228
        Royal Bank of Canada (a)                                  1.115%     07/12/2004            100,000,000           99,996,917
        Royal Bank of Canada (a)                                  1.216%     07/26/2004             25,000,000           24,995,874
        Royal Bank of Canada (a)                                  1.221%     07/26/2004            100,000,000           99,995,259
        Royal Bank of Canada (a)                                  1.245%     07/27/2004             40,000,000           39,996,359
        Royal Bank of Canada                                      1.463%     12/27/2004             93,878,000           93,931,049
        Royal Bank of Scotland (a)                                1.169%     07/15/2004            275,000,000          274,991,383
        Royal Bank of Scotland (a)                                1.210%     07/20/2004             85,000,000           84,986,251
        Royal Bank of Scotland (a)                                1.216%     07/26/2004            100,000,000           99,995,321
        Royal Bank of Scotland (a)                                1.250%     07/27/2004             10,000,000            9,999,513
        Royal Bank of Scotland (a)                                1.250%     07/29/2004             35,000,000           34,997,826
        Royal Bank of Scotland                                    1.130%     12/30/2004            200,000,000          199,889,343
        Societe Generale (a)                                      1.050%     07/01/2004             50,000,000           49,997,424
        Societe Generale (a)                                      1.083%     07/06/2004             75,000,000           74,991,008
        Societe Generale (a)                                      1.114%     07/12/2004            150,000,000          149,976,537
        Societe Generale (a)                                      1.141%     07/12/2004             34,000,000           33,996,907
        Societe Generale (a)                                      1.215%     07/19/2004            200,000,000          199,988,357
        Societe Generale (a)                                      1.090%     08/09/2004             90,000,000           89,986,946
        Svenska Handelsbanken (a)                                 1.080%     07/06/2004            150,000,000          149,995,842
        Svenska Handelsbanken (a)                                 1.090%     07/09/2004            125,000,000          124,983,339
        Svenska Handelsbanken (a)                                 1.159%     07/15/2004            100,000,000           99,986,165
        Svenska Handelsbanken (a)                                 1.169%     07/15/2004            260,000,000          259,990,258
        Svenska Handelsbanken (a)                                 1.211%     07/26/2004            100,000,000           99,987,944
        Svenska Handelsbanken (a)                                 1.030%     07/28/2004            100,000,000           99,998,316
        Svenska Handelsbanken                                     1.420%     10/20/2004             75,000,000           74,996,581
        Svenska Handelsbanken                                     1.500%     11/12/2004             90,000,000           89,996,701
        Svenska Handelsbanken                                     1.325%     12/31/2004            150,000,000          149,992,477
        Toronto Dominion Bank (a)                                 1.090%     07/09/2004            280,000,000          279,962,680
        Toronto Dominion Bank (a)                                 1.099%     07/12/2004            100,000,000           99,986,593
        Toronto Dominion Bank (a)                                 1.250%     07/29/2004            150,000,000          149,980,912
        Toronto Dominion Bank                                     1.100%     09/20/2004             65,500,000           65,497,066
        Toronto Dominion Bank                                     1.210%     12/14/2004             50,000,000           50,000,000
        Toronto Dominion Bank                                     1.330%     12/20/2004            275,000,000          274,967,601
        Toronto Dominion Bank                                     1.115%     12/28/2004            100,000,000          100,000,000
        UBS AG                                                    1.280%     08/16/2004            425,000,000          425,000,000

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)

NAME OF ISSUER                                                   INTEREST     MATURITY             PRINCIPAL           AMORTIZED
AND TITLE OF ISSUE                                                 RATE         DATE                 AMOUNT              COST+
------------------                                                 ----         ----                 ------              -----
YANKEE CERTIFICATE OF DEPOSIT -- (CONTINUED)
BANK FOREIGN -- (CONTINUED)
     UBS AG                                                       1.100%     09/07/2004          $ 200,000,000      $   200,000,000
     UBS AG                                                       1.150%     10/15/2004            150,000,000          150,000,000
     UBS AG                                                       1.405%     12/15/2004            145,000,000          145,059,019
     UBS AG                                                       1.333%     12/20/2004            250,000,000          249,982,327
     UBS AG                                                       1.420%     01/10/2005            100,000,000          100,073,316
     UBS AG                                                       1.265%     01/13/2005            270,000,000          270,000,000
     WESTPAC Banking Corp. (a)                                    1.105%     07/09/2004            100,000,000           99,995,471
     WESTPAC Banking Corp.                                        1.405%     12/15/2004            200,000,000          200,076,752
                                                                                                                    ---------------
   TOTAL YANKEE CERTIFICATE OF DEPOSIT                                                                               14,650,639,668
                                                                                                                    ---------------
   EURO CERTIFICATE OF DEPOSIT -- 12.25%
   BANK FOREIGN -- 12.25%
     ABN AMRO Bank                                                1.250%     07/23/2004             50,000,000           50,000,000
     ABN AMRO Bank                                                1.380%     09/08/2004             50,000,000           50,012,265
     Alliance & Leicester Plc                                     1.110%     08/05/2004            100,000,000          100,000,000
     Alliance & Leicester Plc                                     1.080%     09/03/2004            100,000,000          100,000,000
     Alliance & Leicester Plc                                     1.090%     10/01/2004            100,000,000          100,000,000
     Australia & New Zealand Banking                              1.250%     07/27/2004            100,000,000          100,000,000
     Australia & New Zealand Banking                              1.440%     12/09/2004             50,000,000           50,000,000
     Banco Bilbao                                                 1.080%     09/20/2004            195,000,000          195,000,000
     Barclays Bank Plc                                            1.250%     07/23/2004            150,000,000          150,000,000
     Barclays Bank Plc                                            1.190%     08/13/2004            250,000,000          250,000,000
     Barclays Bank Plc                                            1.095%     09/03/2004            200,000,000          200,001,768
     BNP Paribas                                                  1.290%     08/16/2004            150,000,000          150,000,956
     BNP Paribas                                                  1.120%     12/30/2004            150,000,000          150,000,000
     BNP Paribas                                                  1.150%     12/31/2004            200,000,000          200,000,000
     Commonwealth Bank Australia                                  1.260%     07/30/2004            300,000,000          300,000,000
     Deutsche Bank                                                1.290%     08/16/2004            100,000,000          100,000,637
     HBOS Treasury Service                                        1.100%     07/29/2004             45,000,000           45,000,000
     HBOS Treasury Service                                        1.120%     08/04/2004            195,000,000          195,000,000
     HBOS Treasury Service                                        1.100%     08/20/2004            200,000,000          200,000,000
     HBOS Treasury Service                                        1.090%     09/09/2004            100,000,000          100,000,000
     ING Bank                                                     1.290%     08/16/2004            500,000,000          500,000,000
     Landesbank Baden-Wuerttemberg                                1.110%     07/06/2004            100,000,000          100,000,276
     Lloyds Bank Plc                                              1.395%     08/05/2004             65,000,000           65,000,000
     Lloyds Bank Plc                                              1.210%     10/04/2004            200,000,000          200,007,739
     Lloyds Bank Plc                                              1.110%     12/30/2004            200,000,000          200,000,000
     Lloyds Bank Plc                                              1.260%     12/31/2004            100,000,000          100,005,027
     Lloyds Bank Plc                                              1.280%     02/28/2005             45,000,000           45,017,605
     Royal Bank of Scotland                                       1.285%     08/16/2004            400,000,000          400,002,550
     Royal Bank of Scotland                                       1.110%     12/30/2004            400,000,000          400,000,000
     Societe Generale                                             1.320%     08/16/2004            200,000,000          200,000,000
     Societe Generale                                             1.170%     10/29/2004             14,000,000           14,000,223
     Societe Generale                                             1.100%     11/10/2004            100,000,000           99,999,975
     Societe Generale                                             1.135%     12/20/2004            300,000,000          300,000,000
     Societe Generale                                             1.120%     12/23/2004            250,000,000          250,000,000
     Unicredito Italiano SpA                                      1.290%     08/13/2004            450,000,000          450,000,000
     Unicredito Italiano SpA                                      1.325%     08/16/2004            450,000,000          450,000,000
                                                                                                                    ---------------
   TOTAL EURO CERTIFICATE OF DEPOSIT                                                                                  6,559,049,021
                                                                                                                    ---------------
   BANK NOTES -- 6.36%
   BANK DOMESTIC -- 5.73%
     Bank One NA (a)                                              1.220%     07/08/2004              8,500,000            8,502,899
     Bank One NA (a)                                              1.294%     07/19/2004             90,000,000           90,049,354

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)

NAME OF ISSUER                                         INTEREST     MATURITY            PRINCIPAL          AMORTIZED
AND TITLE OF ISSUE                                       RATE         DATE                AMOUNT             COST+
------------------                                       ----         ----                ------             -----
BANK NOTES -- (CONTINUED)
BANK DOMESTIC -- (CONTINUED)
     Bank One NA (a)                                    1.379%     07/21/2004          $ 25,000,000     $   25,021,128
     Bank One NA                                        1.290%     08/05/2004           165,000,000        164,998,417
     Bank One NA (a)                                    1.200%     08/09/2004            50,000,000         50,025,553
     Bank One NA (a)                                    1.310%     08/26/2004           100,000,000        100,024,262
     Fifth Third Bank (a)                               1.153%     07/16/2004           195,000,000        194,964,197
     First Union Corp. (a)                              1.560%     07/15/2004            27,510,000         27,527,825
     First Union Corp.                                  6.950%     11/01/2004            12,929,000         13,169,616
     First Union National Bank (a)                      1.449%     07/21/2004            20,000,000         20,005,728
     First USA Bank (a)                                 1.520%     08/24/2004            13,550,000         13,555,870
     National City Bank (a)                             1.230%     07/19/2004           250,000,000        250,010,689
     National City Bank (a)                             1.190%     07/26/2004            40,000,000         40,008,878
     National City Bank (a)                             1.370%     07/29/2004           100,000,000        100,033,115
     US Bank, NA (a)                                    1.060%     07/06/2004            95,000,000         94,992,641
     US Bank, NA (a)                                    1.390%     07/06/2004            57,000,000         57,058,148
     US Bank, NA (a)                                    1.100%     07/08/2004           150,000,000        149,996,340
     US Bank, NA (a)                                    1.240%     07/26/2004           125,000,000        124,998,299
     US Bank, NA (a)                                    1.270%     07/26/2004            40,000,000         40,000,104
     US Bank, NA                                        1.170%     11/17/2004           290,000,000        289,982,705
     Wachovia Bank NA (a)                               1.380%     07/29/2004           100,000,000        100,036,426
     Wells Fargo Bank NA (a)                            1.119%     07/12/2004           400,000,000        400,000,000
     Wells Fargo Bank NA (a)                            1.141%     07/14/2004           200,000,000        199,997,500
     Wells Fargo Bank NA (a)                            1.220%     07/22/2004            50,000,000         50,000,000
     Wells Fargo Bank NA (a)                            1.550%     09/17/2004           200,000,000        200,073,470
     Wells Fargo Bank NA (a)                            1.619%     09/24/2004           262,225,000        262,297,544
                                                                                                        --------------
                                                                                                         3,067,330,708
                                                                                                        --------------

   BANK FOREIGN -- 0.18%
     WESTPAC Banking Corp. (a)                          1.194%     07/19/2004           100,000,000         99,998,689
                                                                                                        --------------

   FINANCE NON-CAPTIVE CONSUMER -- 0.45%
     American Express Centurion Bank (a)                1.120%     07/08/2004           220,000,000        220,000,000
     American Express Centurion Bank (a)                1.181%     07/14/2004            20,000,000         20,000,108
                                                                                                        --------------
                                                                                                           240,000,108
                                                                                                        --------------

   TOTAL BANK NOTES                                                                                      3,407,329,505
                                                                                                        --------------

   MEDIUM TERM NOTES -- 5.53%
   BANK DOMESTIC -- 1.14%
     Bank of America Corp. (a)                          1.365%     07/06/2004           110,000,000        110,135,815
     Bank of America Corp. (a)                          1.430%     07/22/2004            86,500,000         86,591,019
     Citigroup, Inc. (a)                                1.300%     07/22/2004            60,800,000         60,838,581
     Citigroup, Inc. (a)                                1.270%     07/26/2004           281,390,000        281,421,322
     J P Morgan Chase Bank (a)                          1.610%     09/07/2004            69,000,000         69,144,906
                                                                                                        --------------

                                                                                                           608,131,643
                                                                                                        --------------

   BANK FOREIGN -- 0.42%
     HBOS Treasury Service (a)                          1.100%     07/01/2004           200,000,000        200,000,000
     Merrill Lynch & Co., Inc. (a)                      1.870%     09/21/2004            25,000,000         25,041,319
                                                                                                        --------------

                                                                                                           225,041,319
                                                                                                        --------------

   BROKERAGE -- 1.14%
     Merrill Lynch & Co., Inc. (a)                      1.131%     07/06/2004           305,000,000        305,000,000
     Morgan Stanley (a)                                 1.131%     07/06/2004           305,000,000        305,000,000
                                                                                                        --------------

                                                                                                           610,000,000
                                                                                                        --------------

   ENERGY INTEGRATED -- 0.47%
     BP Capital Plc (a)                                 1.440%     09/15/2004           250,000,000        249,985,459
                                                                                                        --------------

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)

NAME OF ISSUER                                             INTEREST     MATURITY             PRINCIPAL         AMORTIZED
AND TITLE OF ISSUE                                           RATE         DATE                AMOUNT             COST+
------------------                                           ----         ----                ------             -----
MEDIUM TERM NOTES -- (CONTINUED)
FINANCE CAPTIVE -- 0.90%
   Toyota Motor Credit Corp. (a)                            1.350%     07/01/2004          $ 85,000,000     $   85,031,365
   Toyota Motor Credit Corp. (a)                            1.090%     07/07/2004            50,000,000         50,000,000
   Toyota Motor Credit Corp. (a)                            1.151%     07/14/2004           275,000,000        275,000,000
   Toyota Motor Credit Corp.                                5.030%     07/16/2004            15,000,000         15,024,206
   Toyota Motor Credit Corp. (a)                            1.105%     08/05/2004            30,000,000         29,998,393
   Wells Fargo Financial                                    6.700%     09/22/2004            25,000,000         25,292,739
                                                                                                            --------------
                                                                                                               480,346,703
                                                                                                            --------------
FINANCE NON-CAPTIVE CONSUMER -- 0.05%
   American Express Credit Corp. (a)                        1.373%     07/16/2004            25,000,000         25,018,383
                                                                                                            --------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 1.27%
   General Electric Capital Corp. (a)                       1.760%     07/01/2004            65,000,000         65,030,407
   General Electric Capital Corp. (a)                       1.271%     07/06/2004            65,000,000         65,076,605
   General Electric Capital Corp. (a)                       1.250%     07/09/2004           140,000,000        140,000,000
   General Electric Capital Corp. (a)                       1.359%     07/19/2004           100,000,000        100,000,000
   General Electric Capital Corp. (a)                       1.500%     07/21/2004            75,000,000         75,082,310
   General Electric Capital Corp. (a)                       1.565%     09/15/2004            64,195,000         64,226,319
   General Electric Capital Corp. (a)                       1.670%     09/15/2004           172,210,000        172,280,786
                                                                                                            --------------
                                                                                                               681,696,427
                                                                                                            --------------
RETAILERS -- 0.03%
   Wal Mart Stores, Inc.                                    6.550%     08/10/2004            18,550,000         18,654,317
                                                                                                            --------------
TECHNOLOGY -- 0.11%
   IBM Corp. (a)                                            1.535%     09/10/2004            60,000,000         60,021,679
                                                                                                            --------------
TOTAL MEDIUM TERM NOTES                                                                                      2,958,895,930
                                                                                                            --------------
PROMISSORY NOTES -- 1.17%

BROKERAGE -- 1.17%
   Goldman Sachs                                            1.270%     07/01/2004           100,000,000        100,000,000
   Goldman Sachs                                            1.310%     07/01/2004           325,000,000        325,000,000
   Goldman Sachs                                            1.255%     09/21/2004           200,000,000        200,000,000
                                                                                                            --------------
TOTAL PROMISSORY NOTES                                                                                         625,000,000
                                                                                                            --------------
MASTER NOTES -- 1.04%

BROKERAGE -- 1.04%
   Morgan Stanley (a)                                       1.230%     07/01/2004           129,000,000        129,000,000
   Morgan Stanley                                           1.650%     07/01/2004           430,000,000        430,000,000
                                                                                                            --------------
TOTAL MASTER NOTES                                                                                             559,000,000
                                                                                                            --------------
TIME DEPOSITS -- 3.28%

BANK DOMESTIC -- 2.72%
   Fifth Third Bank                                         1.375%     07/01/2004           500,000,000        500,000,000
   National City Bank                                       1.281%     07/01/2004           125,000,000        125,000,000
   South Trust Bank                                         1.281%     07/01/2004           400,000,000        400,000,000
   SunTrust Bank                                            1.250%     07/01/2004           429,809,000        429,809,000
                                                                                                            --------------
                                                                                                             1,454,809,000
                                                                                                            --------------
BANK FOREIGN -- 0.56%
   Kredietbank NY Cayman                                    1.375%     07/01/2004           300,000,000        300,000,000
                                                                                                            --------------
TOTAL TIME DEPOSITS                                                                                          1,754,809,000
                                                                                                            --------------

The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2004 (UNAUDITED)

NAME OF ISSUER                                        INTEREST     MATURITY       PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                      RATE         DATE          AMOUNT           COST+
------------------                                    --------    ----------   --------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.48%
     Federal Home Loan Bank                              1.080%   07/14/2004   $  149,990,000   $  149,931,504
     Federal Home Loan Bank                              1.214%   08/04/2004      260,000,000      260,000,000
     Federal Home Loan Bank                              3.625%   10/15/2004       49,365,000       49,701,390
     Federal Home Loan Bank                              1.445%   11/12/2004      370,000,000      370,000,000
     Federal Home Loan Bank                              3.875%   12/15/2004       48,425,000       48,979,397
     Federal Home Loan Bank                              1.400%   03/29/2005      300,000,000      300,000,000
     Federal Home Loan Mortgage (a)                      1.089%   07/12/2004    1,000,000,000      999,888,238
     Federal Home Loan Mortgage                          6.250%   07/15/2004       74,750,000       74,889,168
     Federal Home Loan Mortgage                          4.500%   08/15/2004      100,000,000      100,404,179
     Federal Home Loan Mortgage                          3.250%   11/15/2004       65,000,000       65,494,638
     Federal Home Loan Mortgage                          1.240%   12/03/2004       63,700,000       63,359,913
     Federal Home Loan Mortgage                          1.100%   12/20/2004      100,000,000       99,474,444
     Federal Home Loan Mortgage                          1.875%   01/15/2005      209,835,000      210,365,519
     Federal Home Loan Mortgage                          1.375%   02/25/2005      300,000,000      300,000,000
     Federal Home Loan Mortgage Discount Notes           1.215%   08/18/2004      142,350,000      142,119,393
     Federal Home Loan Mortgage Discount Notes           1.235%   09/09/2004      180,000,000      179,567,750
     Federal Home Loan Mortgage Discount Notes           1.320%   12/30/2004      100,000,000       99,332,667
     Federal National Mortgage Association (a)           1.003%   07/01/2004      350,000,000      349,974,293
     Federal National Mortgage Association               6.500%   08/15/2004       45,000,000       45,292,336
     Federal National Mortgage Association (a)           1.350%   09/10/2004      275,000,000      275,000,482
     Federal National Mortgage Association               1.110%   12/31/2004      500,000,000      497,178,750
     Federal National Mortgage Association               1.120%   12/31/2004      400,000,000      397,722,667
                                                                                                --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                         5,078,676,728
                                                                                                --------------
REPURCHASE AGREEMENTS -- 18.24%

   ABN-AMRO Bank, 1.55% dated 06/30/04
      (collateralized by various Corporate Bonds,
      1.19%-9.75% due 07/15/04-03/15/32 valued at
      $970,530,001); proceeds $951,540,967               1.550%   07/01/2004      951,500,000      951,500,000
   Bank America Tri Party, 1.55% dated 06/30/04
      (collateralized by various Corporate Bonds,
      1.10%-9.50% due 09/15/04-07/01/43 valued at
      $1,275,000,000); proceeds $1,250,053,819           1.550%   07/01/2004    1,250,000,000    1,250,000,000
   BNP Paribas, 1.56% dated 06/30/04
      (collateralized by various Medium Term
      Notes, 1.33%-8.30% due 12/15/06-08/15/31
      valued at $1,072,020,001); proceeds
      $1,051,045,543                                     1.560%   07/01/2004    1,051,000,000    1,051,000,000
   Citigroup Tri Party, 1.55% dated 06/30/04
      (collateralized by various Commercial Paper,
      1.15%-1.37% due 07/07/04-08/25/04 valued at
      $306,000,001); proceeds $300,012,917               1.550%   07/01/2004      300,000,000      300,000,000
   Citigroup Tri Party, 1.56% dated 06/30/04
      (collateralized by various Asset Backed
      Securities, 1.32%-9.50% due
      09/10/04-08/15/36 valued at $357,000,001);
      proceeds $350,015,167                              1.560%   07/01/2004      350,000,000      350,000,000
   Countrywide Tri Party, 1.57% dated 06/30/04
      (collateralized by various U.S. Government
      Obligations, 3.50%-14.75% due
      08/01/04-06/01/34 valued at $229,500,000);
      proceeds $ 225,009,813                             1.570%   07/01/2004      225,000,000      225,000,000
   Credit Suisse First Boston, 1.55% dated
      06/30/04 (collateralized by various
      Corporate Bonds, 4.50%-9.125% due
      10/15/04-12/15/50 valued at $816,004,682);
      proceeds $800,034,444                              1.550%   07/01/2004      800,000,000      800,000,000

   The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2004 (UNAUDITED)

NAME OF ISSUER                                        INTEREST     MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                      RATE         DATE          AMOUNT            COST+
------------------                                    --------    ----------   --------------   --------------
REPURCHASE AGREEMENTS -- (CONTINUED)

   Deutsche Bank Tri Party, 1.55% dated 06/30/04
      (collateralized by various Corporate Bonds,
      1.19%-9.455% due 07/30/04-08/25/34 valued at
      $739,500,001); proceeds $725,031,215               1.550%   07/01/2004   $  725,000,000   $   725,000,000

   Deutsche Bank Tri Party, 1.625% dated 06/30/04
      (collateralized by various Corporate Bonds,
      1.19%-9.455% due 07/30/04-08/25/34 valued at
      $102,000,000); proceeds $100,004,514               1.625%   07/01/2004      100,000,000       100,000,000

   Goldman Sachs, 1.54% dated 06/30/04
      (collateralized by various Medium Term
      Notes, 1.07%-2.80% due 03/14/05-01/16/07
      valued at $408,000,001); proceeds
      $400,017,111                                       1.540%   07/01/2004      400,000,000       400,000,000

   Greenwich Capital Markets, 1.55% dated 06/30/04
      (collateralized by various Asset Backed
      Securities, 1.50%-7.50% due
      11/20/09-03/25/34 valued at $974,102,518);
      proceeds $955,041,118                              1.550%   07/01/2004      955,000,000       955,000,000

   Lehman Brothers, Inc. Tri Party, 1.50% dated
      06/30/04 (collateralized by various U.S.
      Government Obligations, 5.00%-6.00% due
      06/01/34-07/01/34 valued at $265,200,273);
      proceeds $260,010,833                              1.500%   07/01/2004      260,000,000       260,000,000

   Lehman Brothers, Inc. Tri Party, 1.55% dated
      06/30/04 (collateralized by various
      Corporate Bonds, 5.50%-9.13% due
      09/01/04-12/15/32 valued at $316,200,000);
      proceeds $310,013,347                              1.550%   07/01/2004      310,000,000       310,000,000

   Lehman Brothers, Inc. Tri Party, 1.58% dated
      06/30/04 (collateralized by various Equity
      Securities, valued at $866,266,780);
      proceeds $825,036,208                              1.580%   07/01/2004      825,000,000       825,000,000

   Merrill Lynch Tri Party, 1.55% dated 06/30/04
      (collateralized by various Medium Term
      Notes, 3.125%-7.00% due 03/15/05-09/15/29
      valued at $448,804,209); proceeds
      $440,018,944                                       1.550%   07/01/2004      440,000,000       440,000,000

   Merrill Lynch Tri Party, 1.56% dated 06/30/04
      (collateralized by various Corporate Bonds,
      1.25%-8.50% due 09/01/04-06/01/37 valued at
      $435,019,852); proceeds $425,018,417               1.560%   07/01/2004      425,000,000       425,000,000

   Morgan Stanley Tri Party, 1.70% dated 06/30/04
      (collateralized by various Asset Backed
      Securities, 1.30%-9.125% due
      07/01/04-11/25/42 valued at $408,000,001);
      proceeds $400,018,889                              1.700%   07/01/2004      400,000,000       400,000,000
                                                                                                ---------------
TOTAL REPURCHASE AGREEMENTS                                                                       9,767,500,000
                                                                                                ---------------
TOTAL INVESTMENTS -- 99.81%                                                                      53,448,042,488
OTHER ASSETS LESS LIABILITIES -- 0.19%                                                              100,611,720
                                                                                                ---------------
NET ASSETS -- 100.00%                                                                           $53,548,654,208
                                                                                                ===============

(a) Floating Rate Note - Interest rate shown is in effect at June 30, 2004. Date disclosed is the next interest rate reset date.

 +    See note 2 to the financial statements.

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME
PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at amortized cost ...............   $ 43,680,542,488
Repurchase agreements ......................................      9,767,500,000
Cash .......................................................                971
Interest receivable ........................................        104,569,443
Prepaid insurance ..........................................            397,163
                                                               ----------------
      Total Assets .........................................     53,553,010,065
                                                               ----------------
LIABILITIES:
Dividend payable ...........................................          1,832,888
MBIA insurance payable .....................................            819,597
Advisory fee payable .......................................            796,380
Administration fee payable .................................            340,258
Custodian fee payable ......................................            321,216
Transfer agent fee payable .................................            226,145
Other accrued expenses and liabilities .....................             19,373
                                                               ----------------
      Total Liabilities ....................................          4,355,857
                                                               ----------------
NET ASSETS .................................................   $ 53,548,654,208
                                                               ================
NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
   53,550,517,565 shares issued and outstanding ............   $     53,550,518
Capital paid in excess of par ..............................     53,496,973,489
Accumulated net realized loss on investments ...............         (1,869,799)
                                                               ----------------
Net Assets .................................................   $ 53,548,654,208
                                                               ----------------
Net asset value, offering, and redemption price per share ..   $           1.00
                                                               ================

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
Interest ....................................................     $ 304,850,651
                                                                  -------------
EXPENSES:
MBIA insurance fee ..........................................         4,856,127
Advisory fee ................................................         4,721,235
Administration fee ..........................................         2,023,386
Custodian fee ...............................................           944,247
Transfer agent fee ..........................................           404,677
Insurance expense ...........................................           253,134
Trustees fees ...............................................            39,782
Legal fee ...................................................            14,805
Audit fee ...................................................            12,929
Miscellaneous expense .......................................               497
                                                                  -------------
      Total expenses ........................................        13,270,819
                                                                  -------------
Net investment income .......................................       291,579,832
                                                                  -------------
NET REALIZED LOSS ON INVESTMENTS:
Net realized loss on investments ............................        (1,874,398)
                                                                  -------------
Net increase in net assets resulting from operations ........     $ 289,705,434
                                                                  =============

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED
                                                                JUNE 30, 2004         YEAR ENDED
                                                                 (UNAUDITED)       DECEMBER 31, 2003
                                                              -----------------    -----------------
FROM OPERATIONS:
Net investment income .....................................   $     291,579,832    $     404,677,932
Net realized gain (loss) on investments ...................          (1,874,398)               4,599
                                                              -----------------    -----------------
Net increase in net assets resulting from operations ......         289,705,434          404,682,531
                                                              -----------------    -----------------
DISTRIBUTIONS FROM:
Net investment income .....................................        (291,579,832)        (404,677,932)
                                                              -----------------    -----------------
FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold .................................     185,555,881,730      254,082,647,493
Cost of redemptions .......................................    (178,970,434,936)    (230,724,010,250)
                                                              -----------------    -----------------
Net increase in net assets from Fund share transactions ...       6,585,446,794       23,358,637,243
                                                              -----------------    -----------------
Net increase in net assets ................................       6,583,572,396       23,358,641,842

NET ASSETS:
Beginning of period .......................................      46,965,081,812       23,606,439,970
                                                              -----------------    -----------------
End of period .............................................   $  53,548,654,208    $  46,965,081,812
                                                              =================    =================
Undistributed net investment income .......................   $               0    $               0
                                                              =================    =================

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                       SIX MONTHS
                                                         ENDED
                                                        JUNE 30,                          YEAR ENDED DECEMBER 31,
                                                          2004           --------------------------------------------------------
                                                       (UNAUDITED)         2003        2002        2001        2000        1999
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...............   $    1.0000       $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                       -----------       --------    --------    --------    --------    --------
Net investment income ..............................        0.0054         0.0118      0.0192      0.0431      0.0641      0.0519
Distributions from net investment income ...........       (0.0054)       (0.0118)    (0.0192)    (0.0431)    (0.0641)    (0.0519)
                                                       -----------       --------    --------    --------    --------    --------
Net increase from investment operations ............        0.0000         0.0000      0.0000      0.0000      0.0000      0.0000
                                                       -----------       --------    --------    --------    --------    --------
Net asset value, end of period .....................   $    1.0000       $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                       ===========       ========    ========    ========    ========    ========
TOTAL INVESTMENT RETURN (a) ........................          0.54%          1.18%       1.94%       4.40%       6.60%       5.32%
RATIOS AND SUPPLEMENTAL DATA:

Ratio of expenses to average net assets ............          0.05%(b)       0.05%       0.05%       0.04%       0.03%       0.03%
Ratio of net investment income to average net assets          1.08%(b)       1.16%       1.92%       4.33%       6.43%       5.52%
Net assets, end of period (in millions) ............   $    53,549       $ 46,965    $ 23,606    $ 19,986    $ 19,227    $ 12,170

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Amounts for periods less than one year have not been annualized.

(b)   Annualized.

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1.    ORGANIZATION AND FUND DESCRIPTION

State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company ("State Street"). The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corporation and an affiliate of State Street.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal income or excise tax on income and capital gains.

At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of December 31, 2003 the components of distributable earnings on a tax basis were $13,133 undistributed ordinary income and $0 undistributed long-term gains. The tax character of distributions paid during the year ended December 31, 2003 was $404,677,932 ordinary income.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

Proxy Voting Policies: Information regarding the Fund's proxy voting policies and procedures as well as information regarding how the fund voted proxies, if any, during the most recent 12-month period ended June 30, 2004 is available without charge (i) by calling 1-800-997-7327, or (ii) on the SEC's website at www.sec.gov.

Use of Estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.    FEES AND COMPENSATION PAID TO AFFILIATES

SSgA serves as the Fund's investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA at an annual rate of .0175% of the Fund's average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to .0075% of the Fund's average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to .0035% of the Fund's average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to .0015% of the Fund's average daily net assets.

4.    TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA or State Street $2,500 for each meeting of the Board of Trustees and an additional $1,000 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $15,000, excluding the Chairman who receives an annual retainer of $20,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5.    FINANCIAL GUARANTY INSURANCE POLICY

The Trust has entered into a Financial Guaranty Insurance Agreement (the "Default Insurance Policy") with MBIA Insurance Corporation ("MBIA") that provides limited coverage for certain loss events involving money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The Default Insurance Policy is subject to an aggregate loss limitation of $480 million and a deductible of 30 basis points of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The Default Insurance Policy is intended as a credit enhancement strategy for the Fund. The Default Insurance Policy does not cover losses resulting from changes in interest rates or other market developments. While the Default Insurance Policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the Policy will do so. The Fund has made no claims under the Default Insurance Policy for the six months ended June 30, 2004.

6.    BENEFICIAL INTEREST

At June 30, 2004, five shareholders owned over 5% of the Fund's outstanding shares, amounting to 39.29% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

TRUSTEES
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
GoodwinProcter LLP
Exchange Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
State Street Bank and Trust Company
Global Securities Lending
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ITEM 2. CODE OF ETHICS.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Disclosure not yet required.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this Form N-CSR filing.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):     State Street Navigator Securities Lending Trust

By:                        /s/Edward J. O'Brien
                           --------------------
                           Edward J. O'Brien
                           President

By:                        /s/Donald A. Gignac
                           -------------------
                           Donald A. Gignac
                           Treasurer

Date:                      September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                        /s/Edward J. O'Brien
                           --------------------
                           Edward J. O'Brien
                           President

By:                        /s/Donald A. Gignac
                           -------------------
                           Donald A. Gignac
                           Treasurer

Date:                      September 7, 2004